Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Jan. 31, 2023
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUNICIPALS TRUST II
Registrant CIK	dei_EntityCentralIndexKey	0000914529
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Parametric TABS Intermediate-Term Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Parametric TABS Intermediate-Term Municipal Bond Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.
Parametric TABS Short-Term Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Parametric TABS Short-Term Municipal Bond Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund’s primary benchmark is now the Bloomberg Municipal Bond Index.